Property, Plant and Equipment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	$ 20,920	$ 20,825
Accumulated depreciation	(13,294)	(13,722)
Property, Plant and Equipment, Net	7,626	7,103	7,555
Depreciation [Abstract]
Depreciation expense	1,721	2,053	2,026
Assets Held under Capital Leases [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Accumulated depreciation	(463)	(253)
Land [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	86	92
Buildings [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	4,835	4,714
Buildings [Member] | Assets Held under Capital Leases [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	209	196
Equipment [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	15,600	15,653
Equipment [Member] | Assets Held under Capital Leases [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	1,305	919
Construction in progress [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	84	43
Software [Member]
Property, Plant and Equipment, Net, by Type [Abstract]
Property, Plant and Equipment, Gross	315	323
Production Equipment And Buildings [Member]
Property, Plant and Equipment Assets Held-for-sale or held-for-development Disclosure [Abstract]
Debt Instrument, Collateral Amount	541
Other noncurrent assets [Member]
Property, Plant and Equipment Assets Held-for-sale or held-for-development Disclosure [Abstract]
Property, plant and equipment classified as held for sale	22	25
Land held for development	$ 54